Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2026	Jun. 30, 2025
Period-End Spot Rate [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.01	0.01
Period-End Spot Rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.067851	0.071636
Average Rate [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.01	0.01
Average Rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.068624	0.072526